Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Accrued employee benefits	$ 37,199	$ 1,877
Unrealized loss on investments		22,082
Unrealized foreign exchange gain	10,294	(1,394)
Depreciation	(6,783)	3,049
Operating right of use assets and lease liabilities	5,639
Accumulated tax loss	238,989
Provision for bad debt	56,784	106,740
Net deferred tax asset	$ 342,122	$ 132,354